FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 April 27, 2005


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3
            (the "Fund")
            Institutional Shares
            Institutional Service Shares
            Class Y Shares
           1933 Act File No. 2-89028
           1940 Act File No. 811-3947

Dear Sir or Madam:

     Post-Effective Amendment No. 39 under the Securities Act of 1933 and Amendment No. 30 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Fund is hereby electronically transmitted. This filing has been electronically redlined to indicate the changes from the Fund's currently effective Registration Statement.

     This Fund may be marketed through banks, savings associations or credit unions.

     As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective April 27, 2005 pursuant to paragraph
(b) of Rule 485 under the Securities Act of 1933.

     If you have any questions on the enclosed  material,  please  contact me at
(412) 288-6340.

                                                Very truly yours,



                                                /s/ Seana N. Banks
                                                Seana N. Banks
                                                Paralegal

Enclosures